Share Capital and Reserves (Details 2)	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
DisclosureOfNumberAndWeightedAverageRemainingContractualLifeOfOutstandingSharePurchaseWarrantsLineItems [Line Items]
Share purchase warrants outstanding	11,000,000	16,000,000
Exercise Price 1
DisclosureOfNumberAndWeightedAverageRemainingContractualLifeOfOutstandingSharePurchaseWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .05
Share purchase warrants outstanding	16,000,000	0
Exercise Price 2
DisclosureOfNumberAndWeightedAverageRemainingContractualLifeOfOutstandingSharePurchaseWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ .05	$ 0.05
Share purchase warrants outstanding	(5,000,000)	16,000,000